COMMITMENTS (Schedule of Future Minimum Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 479
2019	479
2020	479
Operating Lease Commitments	$ 1,437